Long-term Investments, Net	12 Months Ended
Feb. 28, 2023
Equity Method Investments and Joint Ventures [Abstract]
Long-term Investments, Net

8. LONG-TERM INVESTMENTS, NET

The investments as of February 28, 2022 and 2023were as follows:

	As of
	February 28, 2022	February 28, 2023
	RMB	RMB	USD
Equity-method investments:
- FSOL	—	—	—
- Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing")	—	—	—
- Others	—	—	—

Equity investments without readily determinable fair values:
- Huangshan Xingyue Research Travel Education Co., Ltd. (“Huangshan”)	500	500	72
- Nanjing Chengwei Venture Capital Partnership (Limited Partnership) (“Chengwei”)	13,500	27,000	3,895
Total	14,000	27,500	3,967

The Group purchased 2,564,103 Series B preferred shares and 1,923,077 Series B-2 preferred shares of FSOL in March and April 2020, respectively, with the total cash consideration of US$5,833 to acquire approximately 35.77% of FSOL. The Group accounted for the investment in FSOL under equity-method as the preferred shares were deemed in-substance common stocks and the Group has the ability to exert significant influence. The Group recognized investment loss of RMB2,857, investment income of RMB 460 and nil from equity method investments for the years ended February 28, 2021, 2022 and 2023, respectively. The investment was fully impaired for RMB35,332(US$5,601) in fiscal year 2022.

The Group purchased 8.1% equity interest of Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing") in May 2020 with cash consideration of RMB3,000. The Group accounted for the investment in VIP Sing under equity-method as the Group has the ability to exert significant influence through the board seat held by the Group. The Group recognized investment loss of RMB1,226, RMB1,522 and nil in loss from equity method investments for the years ended February 28, 2021, 2022 and 2023. The investment was fully impaired for RMB252 in the year ended February 28, 2022.

In January 2022, the Group purchased 15% equity interest of Huangshan with consideration of RMB500. In December 2021, February 2022 and August 2022, the Group paid considerations of RMB 4,500, RMB9,000 and RMB 13,500 to purchase equity interest of Chengwei, and the equity interest held by the Group as of February 28, 2023 was 4.01%. The Group also committed to provide further capital investment to Chengwei of RMB18,000 (US$2,596) when requested by Chengwei in future. The Group accounted the investment in Huangshan and Chengwei under equity investments without readily determinable fair values method as the Group had no significant influence over the investee and Huangshan and Chengwei had no readily determinable fair value.